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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2006

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

/s/ John D. Doyle, Jr.
--------------------------  Lynchburg, VA    07/21/06
   [Signature]              [City, State]     [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: 150,248
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                            Title of              Value   Shrs or                 Investment Voting  Authority
Name of Issuer               Class      CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
--------------              --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ADM........................    common 039483102     621    15,049                    Sole     15,049
Abbott Labs................    common 002824100   1,627    37,301                    Sole     37,301
Air Products & Chemicals...    common 009158106   3,792    59,325                    Sole     59,325
Alltel.....................    common 020039103   2,193    34,350                    Sole     34,350
Altria Group...............    common 02209S103     731     9,949                    Sole      9,949
Amgen......................    common 031162100   2,273    34,839                    Sold     34,839
Amsouth Bancorp............    common 032165102     482    18,225                    Sole     18,225
A T & T....................    common 00206R102     816    29,259                    Sole     29,259
Baker Hughes...............    common 057224107     483     5,900                    Sole      5,900
Bank of America............    common 060505104   6,700   139,295                    Sole    139,295
BB&T.......................    common 054937107   2,920    70,207                    Sole     70,207
Barr Labs..................    common 068306109   1,155    24,225                    Sole     24,225
Bell South.................    common 079860102     638    17,618                    Sole     17,618
BHP Billiton...............    common 088606108   1,189    27,600                    Sole     27,600
Biomet.....................    common 090613100     457    14,600                    Sole     14,600
Boeing.....................    common 097023105   1,067    13,025                    Sole     13,025
BP.........................    common 055622104   1,946    27,954                    Sole     27,954
Burlington N Sant..........    common 12189T104     214     2,700                    Sole      2,700
Chesapeake Energy..........    common 165167107   1,656    54,750                    Sole     54,750
ChevronTexaco..............    common 166764100   1,013    16,325                    Sole     16,325
Citigroup..................    common 172967101     203     4,200                    Sole      4,200
Clorox.....................    common 189054109     463     7,587                    Sole      7,587
Coca-Cola..................    common 191216100     553    12,861                    Sole     12,861
Commerce Bancorp...........    common 200519106     633    17,754                    Sole     17,754
Conoco Phillips............    common 20825C104   5,250    80,110                    Sole     80,110
CSX........................    common 126408103     228     3,240                    Sole      3,240
Dell Computer..............    common 247025109   1,118    45,690                    Sole     45,690
Dominion Resources.........    common 25746U109   1,501    20,068                    Sole     20,068
Dow Chemical...............    common 260543103   1,896    48,575                    Sole     48,575
EMC Corp...................    common 268648102     590    53,750                    Sole     53,750
Exxon- Mobil...............    common 30231G102  11,195   182,474                    Sole    182,474
Fedex Corp.................    common 31428X106   4,083    34,941                    Sole     34,941
First Horizon Natl Bk......    common 320517105     255     6,350                    Sole      6,350
Fortune Brands.............    common 349631101   1,429    20,125                    Sole     20,125
Gabelli Equity Trust.......    common 362397101     172    21,000                    Sole     21,000
GE.........................    common 369604103   6,904   209,455                    Sole    209,455
Health Care REIT...........    common 42217K106     726    20,784                    Sole     20,784
Hershey Company............    common 654106103   2,438    44,275                    Sole     44,275
Ingersoll Rand............. preferred G4776G101   4,765   111,380                    Sole    111,380
Intel......................    common 458140100     462    24,327                    Sole     24,327

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
International Bus. Mach.... common 459200101     499   6,500     Sole   6,500
ishares MSCI EAFE Index.... common 464287465   1,318  20,150     Sole  20,150
ishares MSCI Pac Japan..... common 464286665     266   2,475     Sole   2,475
ITT Industries............. common 450911102   1,330  26,875     Sole  26,875
Johnson Controls........... common 478366107     783   9,525     Sole   9,525
Johnson & Johnson.......... common 478160104   5,773  96,349     Sole  96,349
JP Morgan Chase............ common 46625H100   2,162  51,475     Sole  51,475
Kimberly Clark............. common 494368103     275   4,450     Sole   4,450
Lincoln Natl Corp.......... common 534187109     369   6,530     Sole   6,530
Lowes...................... common 548661107   1,553  25,604     Sole  25,604
3M......................... common 604059105   4,939  61,155     Sole  61,155
Medtronic.................. common 585055106   2,125  45,285     Sole  45,285
Met Life................... common 59156R108   1,129  22,042     Sole  22,042
Modine..................... common 607828100     261  11,175     Sole  11,175
Motorola................... common 620076109   1,324  65,725     Sole  65,725
National Fuel Gas.......... common 636180101     784  22,300     Sole  22,300
Nike Inc................... common 654106103   1,172  14,475     Sole  14,475
Norfolk Southern........... common 655844108   1,978  37,160     Sole  37,160
Nuveen Municipal Value..... common 670928100     348  36,510     Sole  36,510
PepsiCo.................... common 713448108   5,203  86,666     Sole  86,666
Plum Creek Timber.......... common 729251108   1,181  33,260     Sole  33,260
Procter & Gamble........... common 742718109   8,264 148,634     Sole 148,634
Progress Energy............ common 743263105     979  22,825     Sole  22,825
Public Ser Enterp.......... common 744573106     226   3,424     Sole   3,424
Royal Bk of Canada......... common 780087102     285   7,000     Sole   7,000
SPDR Tr I Unit Ser 1....... common 78462F103     808   6,352     Sole   6,352
SunTrust Bank.............. common 867914103   1,799  23,595     Sole  23,595
Texas Instruments.......... common 882508104   1,638  54,075     Sole  54,075
US Bancorp................. common 902973304   2,856  92,485     Sole  92,485
United Dominion Realty..... common 910197102     255   9,090     Sole   9,090
United Technologies........ common 913017109   6,257  98,662     Sole  98,662
Verizon.................... common 92343V104   2,940  87,790     Sole  87,790
Wachovia................... common 929771103   7,897 146,030     Sole 146,030
Walgreen................... common 931422109   3,036  67,705     Sole  67,705
Wash RE Invest............. common 939653101     240   6,550     Sole   6,550
Wellpoint Inc.............. common 94973V107     339   4,653     Sole   4,653
Wyeth...................... common 983024100     381   8,570     Sole   8,570
Yahoo...................... common 984332106     439  13,300     Sole  13,300
                                             150,248